CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 528,109	$ 418,031	$ 397,589
Prepaid expenses	1,240	31,535	10,293
Total current assets	529,349	449,566	407,882
Equipment, net of accumulated depreciation of $53 for 2016	819	898
Intangible Assets	152,854	152,854	152,854
Total assets	683,022	603,318	560,736
Current liabilities
Accounts payable	20,248		71,563
Accounts payable - related parties	76,598	33,290	30,095
Contract and contribution payable	100,000	150,000	134,125
Interest payable to related party	30,464	15,220
Interest payable	105
Convertible promissory note, net of discount of $21,881	3,119
Convertible promissory notes payable to related party, net of discount of $534,519 for 2016	338,705	165,481
Total current liabilities	569,239	363,991	235,783
Contract and contribution payable, less current portion			100,000
Total liabilities	569,239	363,991	335,783
Commitments and contingencies
Stockholders' equity
Preferred stock: $0.0001 par value; 10,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.00001 par value; 500,000,000 shares authorized, 70,069,693 and 67,781,934 shares issued and outstanding at December 31, 2016 and 2015, respectively	748	702	678
Additional paid-in capital	11,736,443	11,290,209	9,197,970
Retained deficit	(11,623,408)	(11,051,584)	(8,973,695)
Total stockholders' equity	113,783	239,327	224,953
Total liabilities and stockholders' equity	$ 683,022	$ 603,318	$ 560,736